Stockholders' Equity - Schedule of Restricted Stock Activity (Details) - Restricted Stock - $ / shares		6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 01, 2019	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Shares	0	361,168	0	375,907
Restricted stock granted, Shares			471,850	173,552
Vested, Shares		(89,241)	(95,943)	(188,291)
Ending balance, Shares		271,927	375,907	361,168
Beginning balance, Weighted Average	$ 0	$ 0.016	$ 0
Restricted stock granted, Weighted Average	0.012			$ 0.07
Vested, Weighted Average	0	0		0
Ending balance, Weighted Average	$ 0.012	$ 0.041		$ 0.016